FOLLOW-ON EQUITY OFFERING	9 Months Ended
Sep. 30, 2014
FOLLOW-ON EQUITY OFFERING [Abstract]
FOLLOW-ON EQUITY OFFERING
4.	FOLLOW-ON EQUITY OFFERING

In May 2014, the Company issued and sold 2,000,000 America depositary shares ("ADSs"), representing 50,000,000 ordinary shares, through a follow-on public offering. The proceeds, net of issuance cost of $3.4 million, were $54.6 million.